3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - Level 3 - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Beginning Balance	$ (7,962)	$ (1,420)
Warrants issued during the period		(55)
Change in fair value during the period	1,688	(6,487)
Ending Balance	(6,274)	(7,962)
Short-Term Loan
Beginning Balance	(11)
Change in fair value during the period	(4)
Ending Balance	(15)	(11)
Senior Secured Debt
Beginning Balance	(7,837)
Change in fair value during the period	1,692
Ending Balance	(6,145)	(7,837)
Distributor Debt
Beginning Balance	(114)
Change in fair value during the period	0
Ending Balance	(114)	(114)
Series C Warrants
Beginning Balance	0	0
Warrants issued during the period		0
Change in fair value during the period		0
Ending Balance		0
Series B Warrants
Beginning Balance	0	0
Warrants issued during the period		0
Change in fair value during the period		0
Ending Balance		0
Warrants Senior Secured Debt
Beginning Balance	(7,848)	(1,306)
Warrants issued during the period		(55)
Change in fair value during the period		(6,487)
Ending Balance		(7,848)
Warrants Distributor Debt
Beginning Balance	$ (114)	(114)
Warrants issued during the period		0
Change in fair value during the period		0
Ending Balance		$ (114)